Share-Based Compensation - Additional Information (Detail) - USD ($)						1 Months Ended	12 Months Ended
	Aug. 14, 2019	Jan. 05, 2019	Nov. 28, 2018	Mar. 20, 2018	Mar. 17, 2015	Mar. 20, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares							29,898
Weighted average value, per share							$ 18.95
Restricted stock unit, vesting in period							83,045	28,194
Weighted average grant value per share, vested							$ 14.24	$ 12.77
Share-based compensation costs							$ 1,495,412	$ 1,173,580
Vesting period				3 years		3 years	3 years
Options vested (in shares)							349,936
Share based compensation options exercisable							343,936
weighted average exercise price of share options exercisable							$ 21.39
weighted-average remaining contractual term of options outstanding							4 years 8 months 12 days
weighted-average remaining contractual term of options exercisable							4 years 8 months 12 days
weighted-average grant-date fair value of share options granted							$ 18.95
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)					4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)					6 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized							$ 1,774,202	$ 1,387,104
Total compensation cost not yet recognized period for recognition							1 year 4 months 17 days	1 year 3 months 18 days
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for grant							3,000,000
Total compensation cost not yet recognized							$ 0	$ 0
2013 Long Term Incentive Plan [Member] | General and Administrative Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs							$ 8,474	$ 99,902
Non Employee Director [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares	5,425					32,550	5,000
Weighted average value, per share	$ 11.06			$ 12.04		$ 11.06	$ 12.04
Vesting term							shares under the 2013 Plan to non-employee directors with a weighted average value of $12.04 per share. On November 28, 2018 the Company granted a further 5,000 shares to a newly appointed non-employee director with a weighted average value of $12.30. These restricted shares vest on the first anniversary of the grant date.
Restricted stock unit, vesting in period			5,000	29,898				28,194
Weighted average grant value per share, vested								$ 12.77
Share vested, total fair value							$ 336,054	$ 325,641
weighted-average grant-date fair value of share options granted	$ 11.06			$ 12.04		$ 11.06	$ 12.04
Chief Executive Officer [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share vested, total fair value							$ 60,300
Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							3 years
Share-based Compensation, expiration period							10 months
Officers and Employees [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares				96,644		141,888	48,147
Weighted average value, per share				$ 12.04		$ 11.06	$ 15.80
Share vested, total fair value							$ 548,218
weighted-average grant-date fair value of share options granted				$ 12.04		$ 11.06	$ 15.80
Newly Appointed Non-Employee Director[Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant value per share, vested			$ 12.30
Employee [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting in period		6,000
Strike Price Per Share							$ 18.95